Long-term Debt - Long-Term Debt (Parenthetical) (Detail)	Mar. 31, 2016	Jan. 28, 2016	Dec. 31, 2015	Jan. 10, 2014	Oct. 30, 2012	Feb. 09, 2012
5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.875%		5.875%			5.875%
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.00%		5.00%		5.00%
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.375%		5.375%	5.375%
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	5.75%	5.75%
LAMAR MEDIA CORP [Member] | 5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			5.875%
LAMAR MEDIA CORP [Member] | 5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			5.00%
LAMAR MEDIA CORP [Member] | 5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes			5.375%